SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Subsequent Events1 [Abstract]
SUBSEQUENT EVENT	Subsequent Event
(a)Buy-out offer for Euro Ressources
On November 14, 2023, the Company announced that it had filed, through its wholly-owned subsidiary IAMGOLD France S.A.S. a draft buy-out offer with the Autorité des marchés financiers (the "AMF") in France to acquire all of the outstanding common shares of EURO that IAMGOLD France does not already own for cash consideration of €3.50 per share ("Offer Price") to be followed immediately by a squeeze-out under French law. Subsequent to the year end, the transaction was approved by the AMF on January 23, 2024.
(b)Vanstar Acquisition
On December 5, 2023 the Company announced an agreement to acquire Vanstar Resources Inc. for share consideration whereby Vanstar’s shareholders will receive 0.2008 of an IAMGOLD common share for each Vanstar Share. Based on the 5-day volume weighted average price of the IAMGOLD Shares on the Toronto Stock Exchange as of December 1, 2023, the consideration payable by IAMGOLD implies a value of CAD$0.69 for each Vanstar Share.
The previously announced transaction closed on February 13, 2024 and the Company issued approximately 12.0 million common shares to former Vanstar shareholders.